Annual Fund Operating Expenses	Sep. 30, 2020
Short Duration Municipal Fund | Thornburg Short Duration Municipal Fund Class A
Entity Listings [Line Items]
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver/Expense Reimbursement	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%
Short Duration Municipal Fund | Thornburg Short Duration Municipal Fund Class I
Entity Listings [Line Items]
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver/Expense Reimbursement	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.50%
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class A
Entity Listings [Line Items]
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.69%
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class C
Entity Listings [Line Items]
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.94%
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class C2
Entity Listings [Line Items]
Management Fees	0.27%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses	0.17%	[2]
Total Annual Fund Operating Expenses	1.09%
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class I
Entity Listings [Line Items]
Management Fees	0.27%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.45%
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class A
Entity Listings [Line Items]
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.89%	[3]
Fee Waiver/Expense Reimbursement	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.77%
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class C
Entity Listings [Line Items]
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.26%	[3]
Fee Waiver/Expense Reimbursement	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.14%
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class C2
Entity Listings [Line Items]
Management Fees	0.46%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses	0.20%	[4]
Total Annual Fund Operating Expenses	1.31%	[3]
Fee Waiver/Expense Reimbursement	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.14%
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class I
Entity Listings [Line Items]
Management Fees	0.46%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.65%	[3]
Fee Waiver/Expense Reimbursement	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.53%
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class A
Entity Listings [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver/Expense Reimbursement	(0.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.74%
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class C
Entity Listings [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver/Expense Reimbursement	(0.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.02%
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class C2
Entity Listings [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses	0.21%	[6]
Total Annual Fund Operating Expenses	1.36%
Fee Waiver/Expense Reimbursement	(0.34%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.02%
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class I
Entity Listings [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver/Expense Reimbursement	(0.19%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.49%
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class A
Entity Listings [Line Items]
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.90%
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class C
Entity Listings [Line Items]
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.24%
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class C2
Entity Listings [Line Items]
Management Fees	0.38%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses	0.36%	[7]
Total Annual Fund Operating Expenses	1.39%
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class I
Entity Listings [Line Items]
Management Fees	0.38%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.62%
Ultra Short Income Fund | Thornburg Ultra Short Income Fund Class A
Entity Listings [Line Items]
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	1.05%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver/Expense Reimbursement	(1.00%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.50%
Ultra Short Income Fund | Thornburg Ultra Short Income Fund Class I
Entity Listings [Line Items]
Management Fees	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver/Expense Reimbursement	(0.49%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.30%
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class A
Entity Listings [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver/Expense Reimbursement	none	[9]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.81%
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class C
Entity Listings [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver/Expense Reimbursement	none	[9]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.02%
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class C2
Entity Listings [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses	0.19%	[10]
Total Annual Fund Operating Expenses	1.17%
Fee Waiver/Expense Reimbursement	none	[9]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.17%
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class I
Entity Listings [Line Items]
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver/Expense Reimbursement	(0.04%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.49%
Value Fund | Thornburg Value Fund - Class A | Retail
Entity Listings [Line Items]
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver/Expense Reimbursement	(0.15%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.18%
Value Fund | Thornburg Value Fund - Class C | Retail
Entity Listings [Line Items]
Management Fees	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	2.19%
Fee Waiver/Expense Reimbursement	(0.15%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.04%
Value Fund | Thornburg Value Fund - Class I | Retail
Entity Listings [Line Items]
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver/Expense Reimbursement	(0.23%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%
Value Fund | Thornburg Value Fund - Class R3 | Retirement
Entity Listings [Line Items]
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.79%
Fee Waiver/Expense Reimbursement	(0.59%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.20%
Value Fund | Thornburg Value Fund - Class R4 | Retirement
Entity Listings [Line Items]
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.75%
Fee Waiver/Expense Reimbursement	(0.65%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%
Value Fund | Thornburg Value Fund - Class R5 | Retirement
Entity Listings [Line Items]
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver/Expense Reimbursement	(0.59%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%
Growth Fund | Thornburg Core Growth Fund - Class A | Retail
Entity Listings [Line Items]
Management Fees	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver/Expense Reimbursement	(0.15%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.20%
Growth Fund | Thornburg Core Growth Fund - Class C | Retail
Entity Listings [Line Items]
Management Fees	0.86%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	2.18%
Fee Waiver/Expense Reimbursement	(0.15%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.03%
Growth Fund | Thornburg Core Growth Fund - Class I | Retail
Entity Listings [Line Items]
Management Fees	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver/Expense Reimbursement	(0.21%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%
Growth Fund | Thornburg Core Growth Fund - Class R3 | Retirement
Entity Listings [Line Items]
Management Fees	0.86%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.80%
Fee Waiver/Expense Reimbursement	(0.45%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%
Growth Fund | Thornburg Core Growth Fund - Class R4 | Retirement
Entity Listings [Line Items]
Management Fees	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.80%
Total Annual Fund Operating Expenses	1.91%
Fee Waiver/Expense Reimbursement	(0.66%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%
Growth Fund | Thornburg Core Growth Fund - Class R5 | Retirement
Entity Listings [Line Items]
Management Fees	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver/Expense Reimbursement	(0.55%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%

[1]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before
[2]	Other expenses are estimated for the current fiscal year.
[3]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class C2, and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.77%, 1.14%, 1.14%, and 0.53%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before September 30, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[4]	Other expenses are estimated for the current fiscal year.
[5]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class C2, and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.74%, 1.02%, 1.02%, and 0.49%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before September 30, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[6]	Other expenses are estimated for the current fiscal year.
[7]	Other expenses are estimated for the current fiscal year.
[8]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.50% and 0.30%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before September 30, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[9]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 0.49%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before September 30, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[10]	Other expenses are estimated for the fiscal year.
[11]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.18%, 2.04%, and 0.84%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before September 30, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[12]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.20%, 1.10%, and 0.84%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before September 30, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[13]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.20%, 2.03%, and 0.84%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before September 30, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[14]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.35%, 1.25%, and 0.84%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before September 30, 2021, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.